10. STOCK COMPENSATION (Details - Option activity) (Stock Options [Member], USD $)	6 Months Ended
Sep. 30, 2014
Stock Options [Member]
Amount
Stock options Outstanding, beginning balance	26,133,407
Exercised	0
Granted	2,972,631
Cancelled/Expired	(100,000)
Stock options outstanding, ending balance	29,006,038
Stock options exercisable	24,294,227
Range of Exercise Price
Stock options outstanding Minimum beginning	$ 0.076
Stock options outstanding at Maximum beginning	$ 0.41
Exercised	$ 0.00
Granted	$ 0.19
Cancelled/Expired	$ 0.19
Stock options outstanding Minimum ending	$ 0.076
Stock options outstanding Maximum ending	$ 0.41
Stock options exercisable Minimum ending	$ 0.076
Stock options exercisable Maximum ending	$ 0.41
Weighted Average Exercise Price
Outstanding, Weighted Average Exercise Price	$ 0.25
Exercised	$ 0.00
Granted	$ 0.19
Cancelled/Expired	$ 0.19
Outstanding Weighted Average Exercise Price	$ 0.24
Stock options exercisable ending	$ 0.26